Cash and Cash Equivalents and Investments Securities	6 Months Ended
Jun. 30, 2018
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Cash and Cash Equivalents and Investments Securities
13.	CASH AND CASH EQUIVALENTS AND INVESTMENTS SECURITIES

Million US dollar	30 June 2018	31 December 2017
Short-term bank deposits	3 319	3 896
Cash and bank accounts	4 651	6 576

Cash and cash equivalents	7 970	10 472
Bank overdrafts	(72)	(117)

	7 898	10 355

[1]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans and to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.

INVESTMENTS SECURITIES

Million US dollar	30 June 2018	31 December 2017

Non-current investments
Equity instruments at fair value through OCI	90	76
Debt securities at fair value through OCI	22	24

	112	100
Current investments
Debt securities at fair value through Profit or Loss	4	1 304

	4	1 304

The cash outstanding per 30 June 2018 includes restricted cash for an amount of 2m US dollar (31 December 2017: 2m US dollar). This restricted cash refers to outstanding consideration payable to former Anheuser-Busch shareholders who did not yet claim the proceeds from the 2008 combination.